Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading debt securities [Member]	Own credit adjustments [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2024		¥ 594,493	¥ 708,785	¥ 1,705,725		¥ 444,071	¥ (19,512)		¥ 35,425	¥ 459,984	¥ (118,798)		¥ 98,324
Net income attributable to NHI shareholders	¥ 167,325			167,325
Cash dividends				(67,966)	[1]								(4,415)
Gain (loss) on disposal of treasury stock				(10,605)
Stock-based compensation awards			(25,245)
Changes in ownership interests in subsidiaries			36
Changes in an affiliated company's interests			(15)
Net change during the period						(95,531)
Pension liability adjustment	(955)						(955)
Net unrealized gain (loss) on non-trading debt securities	(27)							(27)
Own credit adjustments	9,258								9,258
Repurchases of common stock											(58,827)
Sales of common stock											0
Common stock issued to employees											33,124
Net income attributable to noncontrolling interests	(1,814)												1,814
Accumulated other comprehensive income (loss) attributable to noncontrolling interests													(716)
Transaction between NHI group and noncontrolling interest holders, net													8,509
Other net change in noncontrolling interests													(7,891)
Balance at end of period at Sep. 30, 2024	3,396,386	594,493	683,561	1,794,479		348,540	(20,467)	(27)	44,683	372,729	(144,501)	¥ 3,300,761	95,625
Balance at beginning of year at Mar. 31, 2025	3,580,999	594,493	704,877	1,867,379		407,977	(7,105)	(1,147)	48,083	447,808	(143,678)		110,120
Net income attributable to NHI shareholders	196,643			196,643
Cash dividends				(79,207)	[1]								(11,802)
Gain (loss) on disposal of treasury stock				(8,911)
Stock-based compensation awards			(22,894)
Changes in ownership interests in subsidiaries
Changes in an affiliated company's interests			(15)
Net change during the period						3,748
Pension liability adjustment	(4,538)						(4,538)
Net unrealized gain (loss) on non-trading debt securities	(313)							(313)
Own credit adjustments	(42,300)								(42,300)
Repurchases of common stock											(60,008)
Sales of common stock											0
Common stock issued to employees											32,199
Net income attributable to noncontrolling interests	(6,624)												6,624
Accumulated other comprehensive income (loss) attributable to noncontrolling interests													1,559
Transaction between NHI group and noncontrolling interest holders, net													3,071
Other net change in noncontrolling interests													13,804
Balance at end of period at Sep. 30, 2025	¥ 3,608,659	¥ 594,493	¥ 681,968	¥ 1,975,904		¥ 411,725	¥ (11,643)	¥ (1,460)	¥ 5,783	¥ 404,405	¥ (171,487)	¥ 3,485,283	¥ 123,376

[1]	Dividends per share Six months ended September 30,2024 ¥23.00 Six months ended September 30, 2025 ¥ 27.00